Income Taxes - Reconciliation of the Provision for Income Taxes, With the Amount Computed by Applying United Kingdom Statutory Main Corporation Tax Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income from continuing operations before provision for income taxes	$ 299	$ 521	$ 488
United Kingdom statutory tax rate (as a percent)	25.00%	25.00%	23.50%
Statutory tax expense	$ 75	$ 130	$ 115
Change in valuation allowances	34	19	60
IRAP and state taxes		38	38
Tax cost of dividends		48	0
Nondeductible expenses		10	5
Statutory rate differential		(11)	(9)
Foreign tax expense, net of U.S. federal benefit		6	12
GILTI Tax		10	1
Nontaxable gain on sale of business		0	0
Nontaxable foreign exchange (gain) loss		(1)	1
Italian patent box tax benefit		(2)	(2)
Change in unrecognized tax benefits		9	16
Tax law changes		0	0
Other		(5)	(15)
Provision for income taxes	$ 165	$ 250	$ 223
Effective tax rate (as a percent)	55.02%	48.00%	45.80%